Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Line of Credit

7. Line of Credit

SLR Line of Credit – On December 15, 2022, the Company entered into an amendment to its financing and security agreement for its line of credit with SLR Digital Finance LLC (formerly FPP Finance LLC) (“SLR” or the “amended line of credit”), as further amended on August 31, 2023 in connection with the Business Combination (see Note 20) (the “SLR Amendment”) pursuant to which the SLR Amendment provided for an extension of the maturity date, additional event of default provisions in connection with the Business Combination, payment of certain fees in connection with the Business Combination, additional borrowings under the 2023 Notes pursuant to the First Amendment (see Note 11 and Note 18), and issuance of Series L preferred stock in connection with the Business Combination, all of which are more fully described herein and collectively the amended line of credit and SLR Amendment are referred to as the “line of credit”. The line of credit provides for (i) $40,000 maximum amount of advances available (subject to certain limits and eighty-five (85%) of eligible accounts receivable), (ii) an interest rate at the prime rate plus 4.0% per annum of the amount advanced (subject to minimum utilization of at least 10% of the maximum amount of advances available) (as of September 30, 2023 the stated interest rate was 12.5%), (iii) payment of a fee equal to 2.25% of the maximum line amount with respect to any termination of the agreement prior to December 31, 2025 at the option of the Company at any time with 60 day notice, (iv) a payment of a performance fee in the amount equal to 2.25% of the maximum line amount, under certain circumstances pursuant to the Business Combination in connection with a deal deadline or in the event of a deal failure, as defined in the SLR Amendment, further the performance fee will survive the termination of the agreement, (v) a payment of a success fee if the Business Combination is consummated, of 0.3% or 0.6% of the maximum line amount if the Business Combination closes on or before December 31, 2023 or after December 31, 2023, respectively, or $0 if the transaction closes after the deal deadline, and (vi) a maturity date of December 31, 2025. The SLR Amendment also provided that an event of default will occur thereunder if the Business Combination is not consummated by March 31, 2024 (or June 30, 2024 if the lenders under the Note Purchase Agreement (see Note 18) agree to extend the deadline for consummation of the Business Combination to March 31, 2024 or thereafter). The SLR Amendment also permitted the Company to enter into the 2023 Notes in an aggregate of $8,000 and permits the issuance of the Series L preferred stock for $25,000 in connection with the Business Combination. The line of credit is for working capital purposes and is secured by a first lien on all the Company’s cash and accounts receivable and a second lien on all other assets.

In connection with the SLR Amendment and amended line of credit, the Company incurred debt costs of $200 of $441, respectively, with the SLR Amendment debt cost plus the unamortized debt cost at the time of the SLR Amendment being amortized over the life of the extended maturity date of line of credit. The unamortized balance, as of September 30, 2023, reflected in prepayment and other current assets of $216 and other long-term assets of $254. As of December 31, 2022, the unamortized balance was reflected in prepayments and other current assets of $216 and other long-term assets of $216. As of September 30, 2023, the effective interest rate on the line of credit was 13.7%. As of September 30, 2023 and December 31, 2022, the balance outstanding under the line of credit was $17,303 and $14,092, respectively, as reflected on the condensed consolidated balance sheets.

Information for the three and nine months ended September 30, 2023 and 2022 with respect to interest expense related to the line of credit is provided under the heading Interest Expense in Note 12.

15. Line of Credit

SLR Credit Facility – On December 15, 2022, the Company entered into an amendment to its financing and security agreement for its line of credit with SLR Digital Finance LLC (formerly FPP Finance LLC) (“SLR”), that was previously amended on December 6, 2021, pursuant to which (i) the maximum amount of advances available was increased to $40,000 (subject to certain limits and eighty-five (85%) of eligible accounts receivable ), (ii) the interest rate on the line of credit was amended to be the prime rate plus 4.0% per annum of the amount advanced (subject to minimum utilization of at least 10% of the maximum amount of advances available) (as of December 31, 2022 the rate was 11.5%), and (iii) the maturity of the line of credit was extended to December 31, 2024; provided that the maturity date will be December 31, 2023 if the Company has not refinanced, repaid or extended all of its Senior Secured Notes (as defined below) due December 31, 2023 by August 31, 2023, and provided further, that SLR will be entitled to accelerate the obligations if the Company has not refinanced, repaid or extended all of its Senior Secured Notes due December 31, 2023 by September 30, 2023. In the event that the line of credit is accelerated, the Company will be obligated to pay SLR a termination fee of $900. The amendment also permitted the Company to enter into the Bridge Notes (as defined below). The line of credit is for working capital purposes and is secured by a first lien on all the Company’s cash and accounts receivable and a second lien on all other assets. In connection with the line of credit, the Company incurred debt costs of $441 that are being amortized over the life of the line of credit with the unamortized balance reflected in prepayment and other current assets of $216 and other long-term assets of $216, as of December 31, 2022, respectively. As of December 31, 2022, the effective interest rate on the line of credit was 12.7%. As of December 31, 2022 and 2021, the balance outstanding under the line of credit was $14,092 and $11,988, respectively.